Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of reportable segment results with prior periods' segment information retrospectively presented to conform to current period presentation

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
E-Commerce	7,621,114	8,070,271	8,271,229
Brand Management	1,271,027	1,474,351	1,845,418
Inter-segment eliminations *	(80,128)	(122,393)	(171,164)
Total consolidated net revenues	8,812,013	9,422,229	9,945,483

**Adjusted Operating Profits (Losses):
E-Commerce	163,990	179,622	219,320
Brand Management	(187,663)	(168,767)	(93,028)
Inter-segment eliminations *	—	(210)	(133)
Total Adjusted Operating (Losses) Profits	(23,673)	10,645	126,159
Unallocated expenses:
Share-based compensation expenses	(103,449)	(81,601)	(19,931)
Amortization of intangible assets resulting from business acquisition	(31,875)	(36,257)	(31,128)
Acquisition-related expenses	(12,171)	—	—
Cancellation fees of repurchased shares	—	(678)	(150)
Loss on variance from expected contingent acquisition payment	—	—	—
Impairment of goodwill	(35,212)	(6,934)	(18,395)
Total other (expenses) income	(10,646)	21,838	(257,318)
Loss before income tax	(217,026)	(92,987)	(200,763)

* The Inter-segment eliminations mainly consist of revenues from services provided by E-commerce to Brand Management.

** Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses, amortization of intangible assets resulting from business acquisition, cancellation fees of repurchased shares, loss on variance from expected contingent acquisition payment and impairment of goodwill.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

E-Commerce	121,237	114,590	106,031
Brand Management	45,566	44,666	43,845
Total depreciation of property and equipment, net	166,803	159,256	149,876